Loans - Loan Delinquency and Non-Accrual Loans (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2025 INR (₨)		Mar. 31, 2025 USD ($)		Mar. 31, 2024 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		₨ 28,638,811.1		$ 335,231.3		₨ 26,793,047.4
Finance receivable on non-accrual status		375,910.9		4,400.2		327,443.9
Retail Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		21,531,565.4		252,037.5		19,590,408.1
Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		1,550,907.4		18,154.1		1,378,523.1
Finance receivable on non-accrual status		16,360.1				14,998.0
Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		3,426,193.3		40,105.3		3,119,246.7
Finance receivable on non-accrual status		28,927.7				25,466.5
Retail Loans | Retail business banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		4,967,690.0		58,149.2		4,207,836.2
Finance receivable on non-accrual status		67,930.3				53,355.4
Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		1,862,193.6		21,797.9		1,619,602.9
Finance receivable on non-accrual status		28,370.4				21,563.6
Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		7,141,179.0		83,591.0		6,993,168.0
Finance receivable on non-accrual status		50,161.9				43,712.7
Retail Loans | Other Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		2,583,402.1		30,240.0		2,272,031.2
Finance receivable on non-accrual status		89,835.3				61,520.0
Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		7,107,245.7		83,193.8		7,202,639.3
Finance receivable on non-accrual status		94,325.2				106,827.7
31 to 90 days past due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		162,948.3		1,907.4		161,159.9
31 to 90 days past due | Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		8,143.6				6,083.8
31 to 90 days past due | Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		32,386.3				24,446.2
31 to 90 days past due | Retail Loans | Retail business banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		20,814.2				12,571.8
31 to 90 days past due | Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		21,153.2				19,351.4
31 to 90 days past due | Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		35,639.8				37,025.6
31 to 90 days past due | Retail Loans | Other Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		41,687.8				26,479.0
31 to 90 days past due | Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		3,123.4				35,202.1
Non-accrual/ 91 days or more past due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		375,910.9		4,400.2		327,443.9
Non-accrual/ 91 days or more past due | Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		16,360.1				14,998.0
Non-accrual/ 91 days or more past due | Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		28,927.7				25,466.5
Non-accrual/ 91 days or more past due | Retail Loans | Retail business banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		67,930.3				53,355.4
Non-accrual/ 91 days or more past due | Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		28,370.4				21,563.6
Non-accrual/ 91 days or more past due | Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		50,161.9				43,712.7
Non-accrual/ 91 days or more past due | Retail Loans | Other Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		89,835.3				61,520.0
Non-accrual/ 91 days or more past due | Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		94,325.2				106,827.7
Total current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[2]	28,099,951.9	[1]	$ 328,923.7	[1]	26,304,443.6	[3]
Total current | Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[2]	1,526,403.7	[1]			1,357,441.3	[3]
Total current | Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[2]	3,364,879.3	[1]			3,069,334.0	[3]
Total current | Retail Loans | Retail business banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[2]	4,878,945.5	[1]			4,141,909.0	[3]
Total current | Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[2]	1,812,670.0	[1]			1,578,687.9	[3]
Total current | Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[2]	7,055,377.3	[1]			6,912,429.7	[3]
Total current | Retail Loans | Other Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[2]	2,451,879.0	[1]			2,184,032.2	[3]
Total current | Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[2]	₨ 7,009,797.1	[1]			₨ 7,060,609.5	[3]

[1]	Includes crop-related agricultural loans with days past due less than 366 as they are not considered as non-performing of Rs. 44.4 billion.
[2]	Loans up to 30 days past due are considered current.
[3]	Includes crop-related agricultural loans with days past due less than 366 as they are not considered as non-performing of Rs. 35.4 billion.